Summary of Status of Outstanding Notes (Detail) (USD $)					9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 EC and WS Family Trust	Sep. 30, 2012 EC and WS Family Trust 01/31/11	Sep. 30, 2012 EC and WS Family Trust 05/04/11	Sep. 30, 2012 EC and WS Family Trust 06/12/12	Sep. 30, 2012 EC and WS Family Trust 06/18/11	Sep. 30, 2012 EC and WS Family Trust 08/19/11	Sep. 30, 2012 EC and WS Family Trust 09/01/11	Sep. 30, 2012 EC and WS Family Trust 09/23/11	Sep. 30, 2012 EC and WS Family Trust 09/28/11	Sep. 30, 2012 EC and WS Family Trust 10/17/11	Sep. 30, 2012 EC and WS Family Trust 10/20/11	Sep. 30, 2012 EC and WS Family Trust 11/08/11	Sep. 30, 2012 EC and WS Family Trust 11/22/11	Sep. 30, 2012 EC and WS Family Trust 12/07/11	Sep. 30, 2012 EC and WS Family Trust 01/04/12	Sep. 30, 2012 EC and WS Family Trust 01/18/12	Sep. 30, 2012 EC and WS Family Trust 01/19/12	Sep. 30, 2012 EC and WS Family Trust 01/31/12	Sep. 30, 2012 EC and WS Family Trust 02/01/12	Sep. 30, 2012 EC and WS Family Trust 02/15/12	Sep. 30, 2012 EC and WS Family Trust 02/29/12	Sep. 30, 2012 EC and WS Family Trust 03/15/12	Sep. 30, 2012 EC and WS Family Trust 03/28/12	Sep. 30, 2012 EC and WS Family Trust 04/11/12	Sep. 30, 2012 EC and WS Family Trust 04/19/12	Sep. 30, 2012 EC and WS Family Trust 04/26/12	Sep. 30, 2012 EC and WS Family Trust 05/02/12	Sep. 30, 2012 EC and WS Family Trust 05/10/12	Sep. 30, 2012 EC and WS Family Trust 05/24/12	Sep. 30, 2012 EC and WS Family Trust 05/25/12	Sep. 30, 2012 EC and WS Family Trust 06/13/12	Sep. 30, 2012 EC and WS Family Trust 06/27/12	Sep. 30, 2012 EC and WS Family Trust 07/05/12	Sep. 30, 2012 Giffoni Family Trust 01/31/11	Sep. 30, 2012 Giffoni Family Trust 05/04/11	Sep. 30, 2012 Giffoni Family Trust 06/12/12	Sep. 30, 2012 AFH Holding and Advisory, LLC 07/20/12
Notes Payable [Line Items]
Note Amount	$ 5,657,448				$ 293,334	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 80,000	$ 52,000	$ 200,000	$ 170,000	$ 125,000	$ 120,000	$ 140,000	$ 115,000	$ 30,000	$ 25,000	$ 100,000	$ 200,000	$ 250,000	$ 200,000	$ 240,000	$ 75,000	$ 150,000	$ 250,000	$ 100,000	$ 200,000	$ 150,000	$ 110,000	$ 220,000	$ 190,000	$ 175,000	$ 220,000	$ 95,000	$ 146,666	$ 100,000	$ 100,000	$ 335,448
Interest Rate				3.95%	6.00%	3.25%	3.25%	3.25%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	6.00%	3.25%	3.25%	8.50%
Date Payable description					On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand
Date Payable																																					Dec. 01, 2012	May 04, 2016	Jun. 12, 2016	Jul. 20, 2014
Current	5,122,000	1,775,561	300,000
Long-term	535,448
Less Unamortized discount	(171,452)	(566,439)	(566,439)
Net Long-term	$ 363,996	$ 0